INCOME TAXES - Summary of current and deferred components of the income tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax expense	¥ (16,441)		¥ 0	¥ (3)
Deferred tax benefit (expense)	(516)		(2,616)	4,623
Income tax benefits (expenses)	¥ (16,957)	$ (2,435)	¥ (2,616)	¥ 4,620